Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 23, 2014
Document Effective Date	Apr. 23, 2014
Prospectus Date	Apr. 23, 2014
Tortoise VIP MLP & Pipeline Portfolio | Class I
Risk/Return:
Trading Symbol	TVPIX
Tortoise VIP MLP & Pipeline Portfolio | Class II
Risk/Return:
Trading Symbol	TVPTX